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                                               hours per response:  20.00
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                      811-2729
      --------------------------------------------------------------------------


                          Short-Term Investments Trust
--------------------------------------------------------------------------------
                          (Exact name of registrant as specified in charter)



               11 Greenway Plaza, Suite 100   Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices)     (Zip code)


  Robert H. Graham   11 Greenway Plaza,  Suite 100  Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713)626-1919
                                                   ----------------

Date of fiscal year end:  8/31
                        ---------------

Date of reporting period:  11/30/04
                         --------------

Item 1.  Schedule of Investments.

                         GOVERNMENT & AGENCY PORTFOLIO
          Quarterly Schedule of Portfolio Holdings o November 30, 2004


[YOUR GOALS. OUR SOLUTIONS]                   [AIM INVESTMENT LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

AIMinvestments.com             GAP-QTR-1 11/04              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
November 30, 2004
(Unaudited)

                                                                                 PAR
                                                                   MATURITY      (000)       VALUE
=======================================================================================================
U.S. GOVERNMENT AGENCY SECURITIES--43.55%

FEDERAL FARM CREDIT BANK--0.99%

Bonds,
3.88%                                                              12/15/04    $ 21,115    $21,137,248
=======================================================================================================
FEDERAL HOME LOAN BANK--10.05%

Unsec. Bonds,
1.47%                                                               02/28/05     16,000     16,000,000
-------------------------------------------------------------------------------------------------------
1.50%                                                               03/01/05     20,000     20,000,000
-------------------------------------------------------------------------------------------------------
1.31%                                                               04/22/05     30,000     30,000,000
-------------------------------------------------------------------------------------------------------
1.30%                                                               04/27/05     25,000     25,000,000
-------------------------------------------------------------------------------------------------------
1.56%                                                               05/20/05     25,000     25,000,000
-------------------------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,
1.96%                                                    (a)        01/05/05     25,000     24,999,880
-------------------------------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,
1.80%                                                    (a)        03/15/05     28,000     27,998,797
-------------------------------------------------------------------------------------------------------
1.95%                                                    (b)        10/05/05     35,000     34,985,166
-------------------------------------------------------------------------------------------------------
Unsec. Global Bonds,
-------------------------------------------------------------------------------------------------------
2.13%                                                               12/15/04     10,000     10,002,140
=======================================================================================================
                                                                                           213,985,983
=======================================================================================================

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--5.82%

Unsec. Disc. Notes,                                      (c)
2.22%                                                               02/15/05     50,000     49,765,139
-------------------------------------------------------------------------------------------------------
2.43%                                                               05/17/05     50,000     49,436,375
-------------------------------------------------------------------------------------------------------
2.47%                                                               05/24/05     25,000     24,701,542
=======================================================================================================
                                                                                           123,903,056
=======================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--26.69%

Unsec. Disc. Notes,                                      (c)
1.29%                                                               12/01/04     17,000     17,000,000
-------------------------------------------------------------------------------------------------------
1.07%                                                               12/10/04     25,000     24,993,312
-------------------------------------------------------------------------------------------------------
1.97%                                                               01/12/05    100,000     99,770,167
-------------------------------------------------------------------------------------------------------
2.00%                                                               02/01/05     50,300     50,126,744
-------------------------------------------------------------------------------------------------------
1.98%                                                               02/02/05     25,000     24,913,375
-------------------------------------------------------------------------------------------------------
2.23%                                                               02/16/05     50,000     49,762,049
-------------------------------------------------------------------------------------------------------
1.15%                                                               03/04/05     25,000     24,925,406
-------------------------------------------------------------------------------------------------------
2.04%                                                               03/16/05     30,000     29,821,500
-------------------------------------------------------------------------------------------------------
2.01%                                                               03/23/05     40,000     39,749,867
-------------------------------------------------------------------------------------------------------
Unsec. Floating Rate Global Notes,
2.11%                                                    (b)        01/28/05     25,000     24,999,004
-------------------------------------------------------------------------------------------------------
1.86%                                                    (a)        03/23/05     25,000     24,998,458
-------------------------------------------------------------------------------------------------------
1.96%                                                    (a)        10/21/05     50,000     49,963,507
-------------------------------------------------------------------------------------------------------
Unsec. Floating Rate Notes,
2.06%                                                    (d)        04/28/05     50,000     49,996,937
-------------------------------------------------------------------------------------------------------
2.11%                                                    (d)        05/10/05     50,000     50,000,000
-------------------------------------------------------------------------------------------------------
Unsec. Notes,
1.93%                                                               05/20/05      7,550      7,564,244
=======================================================================================================
                                                                                           568,584,570
=======================================================================================================

Total U.S. Government Agency Securities (Cost $927,610,857)                                927,610,857
=======================================================================================================


GAP-QTR-1                             F-1

                                                                                 PAR
                                                                   MATURITY      (000)          VALUE
==========================================================================================================
U.S. MORTGAGE-BACKED SECURITIES--4.21%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--4.21%

Pass Through Ctfs.,
2.00%                                                              01/03/05     40,000       $ 39,926,667
---------------------------------------------------------------------------------------------------------
2.06%                                                              02/01/05     50,000         49,822,180
==========================================================================================================
                                                                                               89,748,847
==========================================================================================================

Total U.S. Mortgage-Backed Securities
  (Cost $89,748,847)                                                                           89,748,847
==========================================================================================================

U.S. TREASURY BILLS--1.16%
2.09% (Cost $24,784,938)                                 (c)       04/28/05     25,000         24,784,938
==========================================================================================================

==========================================================================================================

Total Investments (excluding Repurchase Agreements)
(Cost $1,042,144,642)                                                                       1,042,144,642
==========================================================================================================

REPURCHASE AGREEMENTS--51.08%

ABN AMRO Bank N.V.-New York Branch (Netherlands)
2.06%                                                    (e)       12/01/04    100,000        100,000,000
---------------------------------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
2.06%                                                    (f)              -    250,000        250,000,000
---------------------------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
2.06%                                                    (g)       12/01/04    100,000        100,000,000
---------------------------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
2.07%                                                    (h)       12/01/04    238,030        238,030,470
---------------------------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York Branch
  (Switzerland)
2.06%                                                    (i)       12/01/04    100,000        100,000,000
---------------------------------------------------------------------------------------------------------
JP Morgan Securities Inc.
2.06%                                                    (j)       12/01/04    100,000        100,000,000
---------------------------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
2.06%                                                    (k)       12/01/04    100,000        100,000,000
---------------------------------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
2.06%                                                    (l)       12/01/04    100,000        100,000,000
==========================================================================================================

Total Repurchase Agreements (Cost $1,088,030,470)                                           1,088,030,470
==========================================================================================================

TOTAL INVESTMENTS --100.00% (Cost $2,130,175,112)        (m)                               $2,130,175,112
==========================================================================================================

Investment Abbreviations:

Ctfs.    -   Certificates
Disc.    -   Discounted
Unsec.   -   Unsecured

Notes to Schedule of Investments:

(a) Interest rate is redetermined quarterly. Rate shown is the rate in effect on November 30, 2004.

(b) Interest rate is redetermined monthly. Rate shown is the rate in effect on November 30, 2004.

(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d) Interest rate is redetermined daily. Rate shown is the rate in effect on November 30, 2004.

(e) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $250,014,306. Collateralized by $251,153,000 U.S. Government obligations, 0.0% to 5.75% due 12/15/04 to 01/15/12 with an aggregate market value at 11/30/04 of $255,000,638. The amount to be received upon repurchase by the Fund is $100,005,722.

(f) Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $254,393,000 U.S. Government obligations, 2.05% to 6.75% due 03/06/06 to 03/15/31 with an aggregate market value at 11/30/04 of $255,180,319.


GAP-QTR-1                             F-2

(g) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $250,014,306. Collateralized by $254,094,000 U.S. Government obligations, 3.0% to 4.0% due 08/15/07 to 07/25/18 with an aggregate market value at 11/30/04 of $255,000,956. The amount to be received upon repurchase by the Fund is $100,005,722.

(h) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $500,028,750. Collateralized by $506,184,000 U.S. Government obligations, 0.0% to 6.75% due 12/27/04 to 05/02/18 with an aggregate market value at 11/30/04 of $510,000,321. The amount to be received upon repurchase by the Fund is $238,044,157.

(i) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $150,008,583. Collateralized by $154,628,000 U.S. Government obligations, 0.0% due 05/02/05 to 05/03/05 with an aggregate market value at 11/30/04 of $153,000,815. The amount to be received upon repurchase by the Fund is $100,005,722.

(j) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $150,008,583. Collateralized by $149,209,000 U.S. Government obligations, 2.50% to 8.88% due 03/06/06 to 04/26/24 with an aggregate market value at 11/30/04 of $153,001,695. The amount to be received upon repurchase by the Fund is $100,005,722.

(k) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $350,020,028. Collateralized by $578,382,000 U.S. Government obligations, 0.0% due 10/15/11 to 10/15/20 with an aggregate market value at 11/30/04 of $357,001,318. The amount to be received upon repurchase by the Fund is $100,005,722.

(l) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $200,011,444. Collateralized by $747,890,000 U.S. Government obligations, 0.0% to 6.75% due 07/21/05 to 11/05/32 with an aggregate market value at 11/30/04 of $204,000,498. The amount to be received upon repurchase by the Fund is $100,005,722.

(m)      Also represents cost for federal income tax purposes.

         See accompanying notes which are an integral part of this schedule.


GAP-QTR-1                             F-3

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2004
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.


GAP-QTR-1                             F-4

                       GOVERNMENT TAXADVANTAGE PORTFOLIO
           Quarterly Schedule of Portfolio Holdings o November 30,2004


[YOUR GOALS. OUR SOLUTIONS.]                [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com               TAP-QTR-1 11/04           A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
November 30, 2004
(Unaudited)

                                                                                                  PAR
                                                                            MATURITY             (000)             VALUE
=============================================================================================================================
U.S. GOVERNMENT AGENCY SECURITIES--100.00%

FEDERAL HOME LOAN BANK--100.00%

Unsec. Bonds,
     1.47%                                                                  02/28/05            $  2,000       $   2,000,000
-----------------------------------------------------------------------------------------------------------------------------
     1.31%                                                                  04/22/05               2,000           2,000,000
-----------------------------------------------------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
     1.93%                                                                  12/01/04              51,204          51,204,000
-----------------------------------------------------------------------------------------------------------------------------
     1.98%                                                                  12/17/04              10,900          10,890,408
-----------------------------------------------------------------------------------------------------------------------------
     1.95%                                                                  01/14/05              15,000          14,964,189
-----------------------------------------------------------------------------------------------------------------------------
     1.99%                                                                  01/26/05               5,000           4,984,561
-----------------------------------------------------------------------------------------------------------------------------
     2.17%                                                                  01/28/05               5,939           5,918,237
-----------------------------------------------------------------------------------------------------------------------------
     2.14%                                                                  02/02/05              12,522          12,474,230
-----------------------------------------------------------------------------------------------------------------------------
     2.14%                                                                  02/04/05               3,000           2,988,409
-----------------------------------------------------------------------------------------------------------------------------
     2.19%                                                                  02/16/05               1,279           1,272,995
-----------------------------------------------------------------------------------------------------------------------------
     1.98%                                                                  03/23/05               6,000           5,963,040
-----------------------------------------------------------------------------------------------------------------------------
Unsec. Floating Rate Global Bonds,(b)
     1.80%                                                                  03/15/05              10,000           9,999,570
-----------------------------------------------------------------------------------------------------------------------------
Unsec. Global Bonds,
     3.88%                                                                  12/15/04              10,000          10,008,786
=============================================================================================================================
Total U.S. Government Agency Securities (Cost $134,668,425)                                                      134,668,425
=============================================================================================================================

TOTAL INVESTMENTS--100.00%(c)                                                                                  $ 134,668,425
=============================================================================================================================

Investment Abbreviations:

Disc.                     Discounted
Unsec.                    Unsecured


         Notes to Schedule of Investments:

(a) Security is traded on discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Interest rate is redetermined quarterly. Rate shown is the rate in effect on November 30, 2004.

(c)      Also represents cost for federal income tax purposes.


          See accompanying notes which are an integral part of this schedule.


TAP-QTR-1                              F-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2004
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

                  Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

                  The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.



TAP-QTR-1                              F-2

                            LIQUID ASSETS PORTFOLIO
          Quarterly Schedule of Portfolio Holdings o November 30, 2004


[YOUR GOALS. OUR SOLUTIONS]                  [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com             LAP-QTR-1 11/04              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
November 30, 2004
(Unaudited)


                                                                                                 PAR
                                                                                    MATURITY     (000)            VALUE
============================================================================================================================
COMMERCIAL PAPER--18.56%                                                 (a)

ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES--0.70%

Amstel Funding Corp. (ABN AMRO Bank N.V.-ABS Program Sponsor)            (b)
     (Acquired 09/10/04; Cost $99,539,944)
     1.82%                                                                          12/13/04    100,000       $  99,939,333
----------------------------------------------------------------------------------------------------------------------------
Atlantis One Funding Corp. (Rabobank-ABS Program Sponsor)                (b)
     (Acquired 10/07/04; Cost $45,693,921)
     2.03%                                                                          02/02/05     46,000          45,836,585
============================================================================================================================
                                                                                                                145,775,918
============================================================================================================================

ASSET-BACKED SECURITIES - FULLY BACKED--4.79%

Aspen Funding Corp. (Deutsche Bank A.G.-ABS Program Sponsor)             (b)(c)
     (Acquired 10/22/04; Cost $49,731,056)
     2.06%                                                                          01/24/05     50,000          49,845,500
----------------------------------------------------------------------------------------------------------------------------
Blue Spice LLC (Deutsche Bank A.G.-ABS Progarm Sponsor)                  (b)
     (Acquired 10/04/04; Cost $258,702,339)
     1.99%                                                                          01/04/05    260,000         259,510,164
----------------------------------------------------------------------------------------------------------------------------
     (Acquired 10/12/04; Cost $179,100,000)
     2.00%                                                                          01/10/05    180,000         179,600,000
----------------------------------------------------------------------------------------------------------------------------
     (Acquired 11/04/04; Cost $14,916,817)
     2.17%                                                                          02/04/05     15,000          14,941,229
----------------------------------------------------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A (Liberty Hampshire Co., LLC
(The)-ABS Program Sponsor)                                               (b)
     (Acquired 11/04/04; Cost $138,989,220)
     2.16%                                                                          02/07/05    139,786         139,215,673
----------------------------------------------------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.-ABS Program Sponsor)           (b)(c)
     (Acquired 10/22/04; Cost $34,811,739)
     2.06%                                                                          01/24/05     35,000          34,891,850
----------------------------------------------------------------------------------------------------------------------------
Picaros Funding LLC (JPMorgan Chase Bank-ABS Progarm Sponsor)            (b)
     (Acquired 10/04/04; Cost $144,190,457)
     1.99%                                                                          01/14/05    145,000         144,647,328
----------------------------------------------------------------------------------------------------------------------------
     (Acquired 10/26/04; Cost $178,991,200)
     2.08%                                                                          02/01/05    180,000         179,355,200
============================================================================================================================
                                                                                                              1,002,006,944
============================================================================================================================

ASSET-BACKED SECURITIES - MULTI-PURPOSE--4.59%

Charta  LLC (Citibank N.A.-ABS Progarm Sponsor)                          (b)
     (Acquired 10/07/04; Cost $99,494,444)
     2.00%                                                                          01/06/05    100,000          99,800,000
----------------------------------------------------------------------------------------------------------------------------
     (Acquired 10/06/04; Cost $99,461,111)
     2.00%                                                                          01/11/05    100,000          99,772,222
----------------------------------------------------------------------------------------------------------------------------


LAP-QTR-1                             F-1

                                                                                                 PAR
                                                                                    MATURITY     (000)            VALUE
============================================================================================================================
ASSET-BACKED SECURITIES - MULTI-PURPOSE--(CONTINUED)

Edison Asset Securitization, LLC (GE Capital Corp.-ABS
Program Sponsor)                                                         (b)
     (Acquired 09/09/04; Cost $99,560,000)
     1.80%                                                                          12/06/04    $ 100,000     $99,975,000
----------------------------------------------------------------------------------------------------------------------------
     (Acquired 11/03/04; Cost $83,988,587)
     2.23%                                                                          04/01/05       84,771      84,135,618
----------------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (JPMorgan Chase Bank-ABS
Program Sponsor)                                                         (b)
     (Acquired 11/12/04; Cost $100,368,376)
     2.04%                                                                          12/13/04      100,545     100,476,629
----------------------------------------------------------------------------------------------------------------------------
     (Acquired 11/12/04; Cost $59,891,200)
     2.04%                                                                          12/14/04       60,000      59,955,800
----------------------------------------------------------------------------------------------------------------------------
Gemini Securitization LLC (Deutsche Bank A.G.-ABS Program Sponsor)       (b)
     (Acquired 10/22/04; Cost $24,865,528)
     2.06%                                                                          01/24/05       25,000      24,922,750
----------------------------------------------------------------------------------------------------------------------------
Jupiter Securitzation Corp. (JPMorgan Chase Bank.-ABS Program Sponsor)   (b)
     (Acquired 10/08/04; Cost $21,146,487)
     2.00%                                                                          01/18/05       21,267      21,210,288
----------------------------------------------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (JPMorgan Chase Bank-ABS
Program Sponsor)                                                         (b)
     (Acquired 11/12/04; Cost $279,508,133)
     2.04%                                                                          12/13/04      280,000     279,809,600
----------------------------------------------------------------------------------------------------------------------------
Windmill Funding Corp. (ABN AMRO Bank N.V.-ABS Program Sponsor)          (b)
     (Acquired 11/19/04; Cost $89,782,700)
     2.12%                                                                          12/30/04       90,000      89,846,300
============================================================================================================================
                                                                                                              959,904,207
============================================================================================================================

ASSET-BACKED SECURITIES - STRUCTURED INVESTMENT VEHICLES/SECURITY
ARBITRAGE--2.71%

Beta Finance Inc. (Citibank N.A.-ABS Program Sponsor)                    (b)
     (Acquired 10/07/04; Cost $82,043,981)
     2.01%                                                                          01/14/05       82,500      82,297,325
----------------------------------------------------------------------------------------------------------------------------
     (Acquired 10/19/04; Cost $57,195,218)
     2.03%                                                                          01/21/05       57,500      57,334,640
----------------------------------------------------------------------------------------------------------------------------
     (Acquired 10/20/04; Cost $99,450,333)
     2.04%                                                                          01/25/05      100,000      99,688,333
----------------------------------------------------------------------------------------------------------------------------
Galaxy Funding Inc. (U.S. Bank N.A.-ABS Program Sponsor)                 (b)
     (Acquired 09/10/04; Cost $41,165,993)
     1.80%                                                                          12/08/04       41,350      41,335,528
----------------------------------------------------------------------------------------------------------------------------
     (Acquired 10/07/04; Cost $63,683,556)
     2.00%                                                                          01/04/05       64,000      63,879,111
----------------------------------------------------------------------------------------------------------------------------
Grampian Funding LLC (HBOS Treasury Services PLC-ABS Program Sponsor)    (b)
     (Acquired 10/06/04; Cost $60,662,806)
     1.99%                                                                          01/14/05       61,000      60,851,634
----------------------------------------------------------------------------------------------------------------------------
     (Acquired 10/06/04; Cost $80,905,147)
     2.02%                                                                          02/02/05       81,449      81,161,078
----------------------------------------------------------------------------------------------------------------------------
Scaldis Capital LLC (Fortis Bank S.A./N.V.-ABS Program Sponsor)          (b)
     (Acquired 09/09/04; Cost $80,485,119)
     1.80%                                                                          12/09/04       80,853      80,820,659
============================================================================================================================
                                                                                                              567,368,308
============================================================================================================================



LAP-QTR-1                             F-2

                                                                                                 PAR
                                                                                    MATURITY     (000)            VALUE
============================================================================================================================
ASSET-BACKED SECURITIES - TRADE RECEIVABLES--2.62%

Bills Securitisation Ltd. (Deutsche Bank A.G.-ABS Program Sponsor)
     2.04%                                                                          03/11/05    $ 100,000     $   99,433,333
----------------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust-Series II (Ford Motor Credit Co.-ABS Program
Sponsor)
     2.07%                                                                          02/01/05      163,000        162,418,905
----------------------------------------------------------------------------------------------------------------------------
     2.07%                                                                          02/02/05      287,000        285,958,173
============================================================================================================================
                                                                                                                 547,810,411
============================================================================================================================

INVESTMENT BANKING & BROKERAGE--1.53%

Morgan Stanley, Floating Rate
     2.13%                                                                (d)       12/13/04      319,000        319,000,000
============================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--1.02%
General Electric Capital Corp.
     1.99%                                                                          03/14/05      215,000        213,775,874
============================================================================================================================

REGIONAL BANKS--0.60%

Banque et Caisse d'Epargne L'Etat (Luxembourg)
     2.04%                                                                          02/02/05      125,000        124,553,750
============================================================================================================================

Total Commercial Paper (Cost $3,880,195,412)                                                                   3,880,195,412
============================================================================================================================

TIME DEPOSITS--11.36%

Abbey National PLC (United Kingdom)
     2.50%                                                                (e)       01/04/05      750,000        750,000,000
----------------------------------------------------------------------------------------------------------------------------
Bank of America N.A.-Cayman
     1.94%                                                                          12/01/04      339,307        339,307,389
----------------------------------------------------------------------------------------------------------------------------
Dexia Bank S.A.-Cayman (Belgium)
     2.08%                                                                          12/01/04      205,000        205,000,000
----------------------------------------------------------------------------------------------------------------------------
ING Belgium S.A./N.V.-Brussels (Belgium)
     2.08%                                                                          12/01/04      170,000        170,000,000
----------------------------------------------------------------------------------------------------------------------------
National Australia Bank Ltd.-London (Australia)
     2.50%                                                                (e)       01/03/05      410,000        410,000,000
----------------------------------------------------------------------------------------------------------------------------
Societe Generale-Cayman (France)
     2.00%                                                                          12/01/04      500,000        500,000,000
============================================================================================================================
Total Time Deposits (Cost $2,374,307,389)                                                                      2,374,307,389
============================================================================================================================

CERTIFICATES OF DEPOSIT--9.42%

Alliance & Leicester PLC (United Kingdom)
     1.75%                                                                          12/24/04      100,000        100,000,000
----------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
     1.92%                                                                          01/31/05      100,000        100,000,000
----------------------------------------------------------------------------------------------------------------------------
BNP Paribas S.A. (France)
     1.15%                                                                          12/31/04      170,000        169,856,501
----------------------------------------------------------------------------------------------------------------------------
CALYON (France)
     1.76%                                                                          12/03/04      110,000        110,000,061
----------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (Switzerland)
     2.01%                                                                          01/25/05      100,000        100,000,000
----------------------------------------------------------------------------------------------------------------------------


LAP-QTR-1                             F-3

                                                                                                 PAR
                                                                                    MATURITY     (000)            VALUE
============================================================================================================================
CERTIFICATES OF DEPOSIT--(CONTINUED)

Danske Bank A/S (Denmark)
     1.86%                                                               (f)        12/23/04     $ 100,000    $  99,998,185
----------------------------------------------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
     1.71%                                                                          05/20/05        80,000       79,884,238
----------------------------------------------------------------------------------------------------------------------------
Deutsche Bank A.G.-New York Branch (Germany)
     1.46%                                                                          03/09/05       100,000      100,000,000
----------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
     2.10%                                                                          03/29/05       200,000      200,000,000
----------------------------------------------------------------------------------------------------------------------------
Northern Rock PLC (United Kingdom)
     2.25%                                                                          04/04/05        70,000       70,000,000
----------------------------------------------------------------------------------------------------------------------------
Societe Generale (France)
     2.76%                                                                          11/25/05        50,000       50,002,424
----------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano S.p.A.-New York Branch (Italy)
     1.88%                                                                          12/24/04       200,000      199,967,375
----------------------------------------------------------------------------------------------------------------------------
     2.01%                                                                          01/25/05       150,000      150,000,000
----------------------------------------------------------------------------------------------------------------------------
     2.02%                                                                          02/24/05       200,000      200,000,000
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
     2.00%                                                                          01/10/05       240,000      240,000,000
============================================================================================================================
Total Certificates of Deposit (Cost $1,969,708,784)                                                           1,969,708,784
============================================================================================================================

ASSET-BACKED SECURITIES--8.39%

CONSUMER RECEIVABLES--0.33%

Capital One Auto Finance Trust-Series 2004-B, Class A-1,
Floating Rate Bonds
     2.07%                                                               (g)        10/17/05        68,900       68,900,180
============================================================================================================================

FULLY BACKED--1.33%

Racers Trust-Series 2004-6-MM, Floating Rate Notes
     (Acquired 04/13/04; Cost $279,000,000)
     2.14%                                                               (b)(g)     05/20/05       279,000      279,000,000
============================================================================================================================

STRUCTURED--6.13%

Aire Valley Mortgages (United Kingdom)-Series 2004-1A, Class 1A,
Floating Rate Bonds
     (Acquired 09/27/04; Cost $65,000,000)
     2.14%                                                               (b)(g)     09/20/05        65,000       65,000,000
----------------------------------------------------------------------------------------------------------------------------
Granite Mortgages PLC (United Kingdom)-Series 2004-1, Class 1A-1,
Floating Rate Bonds
     2.10%                                                               (g)        12/20/04        48,709       48,708,870
----------------------------------------------------------------------------------------------------------------------------
Holmes Financing (No. 8) PLC (United Kingdom)-Series 8, Class 1A,
Floating Rate Bonds
     2.05%                                                               (g)        04/15/05       182,000      182,000,000
----------------------------------------------------------------------------------------------------------------------------
Leek Finance PLC (United Kingdom)-Series 14A, Class A1, Putable
Floating Rate Bonds
     (Acquired 10/27/04; Cost $175,000,000)
     2.14%                                                               (b)(g)     09/21/05       175,000      175,000,000
----------------------------------------------------------------------------------------------------------------------------
Permanent Financing (No. 3) PLC (United Kingdom)-Series 3, Class 1A,
Floating Rate Bonds
     2.05%                                                               (g)        12/10/04       150,000      150,000,000
----------------------------------------------------------------------------------------------------------------------------
Permanent Financing (No. 4) PLC (United Kingdom)-Series 4, Class 1A,
Floating Rate Bonds
     2.04%                                                               (g)        03/10/05       175,000      175,000,000
----------------------------------------------------------------------------------------------------------------------------


LAP-QTR-1                             F-4

                                                                                                 PAR
                                                                                    MATURITY     (000)            VALUE
============================================================================================================================
STRUCTURED--(CONTINUED)

Residential Mortgage Securities (United Kingdom)-Series 17A,
Class A-1, Putable Floating Rate Bonds
     (Acquired 02/10/04; Cost $108,951,380)
     2.11%                                                               (b)(g)     02/14/05    $ 108,951     $ 108,951,380
----------------------------------------------------------------------------------------------------------------------------
RMAC, Series 2004-NS2A, Class A-1, Putable Floating Rate Bonds
     (Acquired 06/14/04; Cost 177,871,389)
     2.08%                                                               (b)(g)     06/12/05      177,871       177,871,389
----------------------------------------------------------------------------------------------------------------------------
Wachovia Asset Securitization Issuance, LLC-Series 2004-HEMM1,
Class A, Putable Floating Rate Bonds
     (Acquired 11/19/04; Cost $200,000,000)
     2.13%                                                               (b)(g)     11/25/34      200,000       200,000,000
============================================================================================================================
                                                                                                              1,282,531,639
============================================================================================================================

STRUCTURED INVESTMENT VEHICLES/SECURITY ARBITRAGE--0.60%

Beta Finance Inc., MTN (Citibank International PLC-ABS
Program Sponsor)
     (Acquired 05/13/04; Cost $50,000,000)
     2.01%                                                               (b)        05/20/05       50,000        50,000,000
----------------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding, Ltd. (Cayman Islands)-Series 2004-1A,
Class AMMA, Floating Rate Bonds
     (Acquired 07/29/04; Cost $75,000,000)
     1.81%                                                               (b)(f)     03/15/05       75,000        75,000,000
============================================================================================================================
                                                                                                                125,000,000
============================================================================================================================
Total Asset-Backed Securities (Cost $1,755,431,819)                                                           1,755,431,819
============================================================================================================================

MEDIUM-TERM NOTES--4.51%

Allstate Life Global Funding II, Floating Rate MTN
     (Acquired 03/08/04; Cost $140,000,000)
     2.05%                                                               (b)(g)     11/08/05      140,000       140,000,000
----------------------------------------------------------------------------------------------------------------------------
     (Acquired 11/18/03; Cost $130,000,000)
     2.10%                                                               (b)(g)     11/15/05      130,000       130,000,000
----------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., Floating Rate MTN
     2.17%                                                               (g)        12/09/05      332,900       332,900,000
----------------------------------------------------------------------------------------------------------------------------
MetLife Global Funding
     Floating Rate MTN
     (Acquired 08/20/03; Cost $90,000,000)
     2.14%                                                               (b)(g)     12/15/05       90,000        90,000,000
----------------------------------------------------------------------------------------------------------------------------
     Floating Rate Global MTN
     (Acquired 04/03/03; Cost $149,342,050)
     2.23%                                                               (b)(g)     12/28/05      149,300       149,336,453
----------------------------------------------------------------------------------------------------------------------------
Royal Bank of Canada (Canada), Floating Rate Yankee MTN
     2.10%                                                               (g)        12/09/05      100,000       100,000,000
============================================================================================================================
Total Medium-Term Notes (Cost $942,236,453)                                                                     942,236,453
============================================================================================================================

                                                                                                 PAR
                                                                                    MATURITY     (000)            VALUE
============================================================================================================================
MASTER NOTE AGREEMENTS--4.73%                                            (h)

Lehman Brothers Holdings Inc.
     (Acquired 09/29/04; Cost $165,000,000)
     2.18%                                                               (b)(i)(j)        --    $165,000     165,000,000
----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
     (Acquired 08/23/04; Cost $23,000,000)
     2.20%                                                               (b)(i)     02/23/05      23,000      23,000,000
----------------------------------------------------------------------------------------------------------------------------
     (Acquired 10/06/04; Cost $800,000,000)
     2.20%                                                               (b)(i)     04/20/05     800,000     800,000,000
============================================================================================================================
Total Master Note Agreements (Cost $988,000,000)                                                             988,000,000
============================================================================================================================

VARIABLE RATE DEMAND NOTES--4.05%                                        (k)

INSURED--1.51%                                                           (c)(l)

Alaska (State of) Housing Finance Corp.; Taxable Home
Mortgage Series 2002 B RB
     2.04%                                                                          12/01/36       8,100       8,100,000
----------------------------------------------------------------------------------------------------------------------------
Baptist Health System of South Florida; Taxable Series 1995 A RB
     2.08%                                                                          05/15/17         200         200,000
----------------------------------------------------------------------------------------------------------------------------
Florida (State of) Housing Finance Agency; Taxable
Housing Series 1993 A RB
     2.09%                                                                          01/01/34      30,400      30,400,000
----------------------------------------------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp. (Affordable Housing);
Taxable Series 2002 A RB
     2.09%                                                                          01/01/47      39,670      39,670,000
----------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Student Assistance Commission; Student Loan
     Taxable Series 1998 B RB
     2.09%                                                                          09/01/32         200         200,000
----------------------------------------------------------------------------------------------------------------------------
     Taxable Series 1999 B-II RB
     2.09%                                                                          09/01/34       2,000       2,000,000
----------------------------------------------------------------------------------------------------------------------------
     Taxable Series 1999 B-III RB
     2.09%                                                                          09/01/34       4,750       4,750,000
----------------------------------------------------------------------------------------------------------------------------
Loanstar Asset Partners II; Taxable Student Loan RB
     (Acquired 11/14/02; Cost $25,000,000) Series 2001 Tranche 1
     2.09%                                                               (b)        09/01/36      25,000      25,000,000
----------------------------------------------------------------------------------------------------------------------------
     (Acquired 08/02/04; Cost $60,000,000) Series 2002 Tranche 1
     2.09%                                                               (b)        08/01/37      60,000      60,000,000
----------------------------------------------------------------------------------------------------------------------------
     (Acquired 08/02/04; Cost $40,000,000) Series 2002 Tranche 2
     2.09%                                                               (b)        08/01/37      40,000      40,000,000
----------------------------------------------------------------------------------------------------------------------------
     (Acquired 08/02/04; Cost $50,000,000) Series 2002 Tranche 3
     2.09%                                                               (b)        08/01/37      50,000      50,000,000
----------------------------------------------------------------------------------------------------------------------------
     (Acquired 08/02/04; Cost $50,000,000) Series 2002 Tranche 4
     2.09%                                                               (b)        08/01/37      50,000      50,000,000
----------------------------------------------------------------------------------------------------------------------------
Michigan (State of) Western Michigan University; Taxable
Series 2002 B RB
     2.08%                                                                          11/15/32       1,000       1,000,000
----------------------------------------------------------------------------------------------------------------------------
New Orleans (City of), Louisiana; Taxable Pension Series 2000 RB
     2.09%                                                                          09/01/30       4,200       4,200,000
============================================================================================================================
                                                                                                             315,520,000
============================================================================================================================


LAP-QTR-1                             F-6

                                                                                                 PAR
                                                                                    MATURITY     (000)            VALUE
============================================================================================================================
LETTER OF CREDIT--2.54%                                                  (m)

Advocare of South Carolina Inc.; Series 1997 Bonds
(LOC-Wachovia Bank N.A.)
     (Acquired 03/28/02; Cost $9,850,000)
     2.18%                                                               (b)(l)     06/01/17     $ 9,850      $9,850,000
----------------------------------------------------------------------------------------------------------------------------
American Association of Retired Persons; Series 2001
Floating Rate Notes (LOC-Bank of America N.A.)
     2.15%                                                               (l)        05/01/31      19,000      19,000,000
----------------------------------------------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest Village Inc. Project);
Taxable Series 1999 B RB (LOC-Wachovia Bank N.A.)
     2.19%                                                               (l)        01/01/15       7,575       7,575,000
----------------------------------------------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia Bank N.A.)
     (Acquired 05/17/04; Cost $1,000,000)
     2.20%                                                               (b)(l)     07/01/08       1,000       1,000,000
----------------------------------------------------------------------------------------------------------------------------
Botsford (City of), Michigan General Hospital; Taxable Series
1997 A RB (LOC-ABN AMRO Bank N.V.)
     2.05%                                                               (d)        02/15/27      12,400      12,400,000
----------------------------------------------------------------------------------------------------------------------------
Brosis Finance, LLC; Series 1999 Bonds (LOC-Wachovia Bank N.A.)
     2.18%                                                               (l)        09/01/19      17,300      17,300,000
----------------------------------------------------------------------------------------------------------------------------
California (State of), Access to Loans for Learning
Student Loan Corp.; Taxable  Student Loan Series 2001-II-A-5 RB
(LOC-State Street Bank & Trust Co.)
     2.09%                                                               (l)        07/01/36      43,400      43,400,000
----------------------------------------------------------------------------------------------------------------------------
Capital One Funding Corp.;
     Series 1999-F Floating Rate Notes (LOC-JPMorgan Chase Bank)
     2.08%                                                               (l)        12/02/19       5,588       5,588,000
----------------------------------------------------------------------------------------------------------------------------
     Series 2000-B Floating Rate Notes (LOC-JPMorgan Chase Bank)
     (Acquired 12/30/03; Cost $19,000)
     2.08%                                                               (b)(l)     07/01/20          19          19,000
----------------------------------------------------------------------------------------------------------------------------
     Series 2000-C Floating Rate Notes (LOC-JPMorgan Chase Bank)
     2.08%                                                               (l)        09/01/20       4,000       4,000,000
----------------------------------------------------------------------------------------------------------------------------
Carlton Arms of Ocala; Floating Rate Series 2002 Bonds
(LOC-Wachovia Bank N.A.)
     2.18%                                                               (l)        09/01/34      18,470      18,470,000
----------------------------------------------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000 Floating Rate Notes
(LOC-JPMorgan Chase Bank)
     2.08%                                                               (l)        07/01/20         449         449,000
----------------------------------------------------------------------------------------------------------------------------
Corp. Finance Managers Inc., Floating Rate Notes
(LOC-Wells Fargo Bank N.A.)
     2.10%                                                               (l)        02/02/43         200         200,000
----------------------------------------------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia Bank N.A.)
     (Acquired 06/25/02; Cost $10,035,000)
     2.20%                                                               (b)(l)     08/31/16      10,035      10,035,000
----------------------------------------------------------------------------------------------------------------------------
Emerald Bay Club L.P.; Series 2004 Floating Rate Notes
(LOC-ABN AMRO Bank N.V.)
     2.18%                                                               (l)        12/01/15       8,000       8,000,000
----------------------------------------------------------------------------------------------------------------------------
Fayette (County of), Ohio (Fayette County Memorial Hospital);
Series 2003 RB (LOC-National City Bank)
     2.10%                                                               (l)        08/01/23         300         300,000
----------------------------------------------------------------------------------------------------------------------------
Folk Financial Services Inc.-Series A, Floating Rate
Loan Program Notes (LOC-National City Bank)
     2.21%                                                               (l)        10/15/27         600         600,000
----------------------------------------------------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998 Unsec. Floating
Rate Bonds (LOC-Wachovia Bank N.A.)
     2.15%                                                               (l)        11/01/18      25,000      25,000,000
----------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Student Assistance Commission;
Taxable Student Loan Series 1997 B RB
(LOC-JPMorgan Chase Bank)
     2.09%                                                               (l)        09/01/31       7,800       7,800,000
----------------------------------------------------------------------------------------------------------------------------


LAP-QTR-1                             F-7

                                                                                                 PAR
                                                                                    MATURITY     (000)            VALUE
============================================================================================================================
LETTER OF CREDIT--(CONTINUED)

JCR Harbour Pointe LLC; Floating Rate Notes (LOC-Wachovia Bank N.A.)
     2.25%                                                               (l)        02/01/09     $ 2,300      $2,300,000
----------------------------------------------------------------------------------------------------------------------------
JPV Capital LLC; Series 1999-A Floating Rate Notes
(LOC-ABN AMRO Bank N.V.)
     2.25%                                                               (l)        12/01/39       2,000       2,000,000
----------------------------------------------------------------------------------------------------------------------------
JRC Hampton Bay LLC; Floating Rate Notes (LOC-Wachovia Bank N.A.)
     2.18%                                                               (l)        02/01/09       5,815       5,815,000
----------------------------------------------------------------------------------------------------------------------------
Kamps Capital LLC; Series 2003 Floating Rate Notes
(LOC-Federal Home Loan Bank of Indianapolis)
     2.13%                                                               (l)        09/01/33       7,488       7,488,388
----------------------------------------------------------------------------------------------------------------------------
Lehigh (County of), Pennsylvania Industrial Development Authority
(Bouras Industries); Taxable Series 2002 C IDR
(LOC-Wachovia Bank N.A.)
     2.23%                                                               (l)        11/01/13         754         754,000
----------------------------------------------------------------------------------------------------------------------------
LP Pinewood SPV LLC; Floating Rate Notes (LOC-Wachovia Bank N.A.)
     2.18%                                                               (l)        02/01/18      55,200      55,200,000
----------------------------------------------------------------------------------------------------------------------------
Macatawa Capital Partners LLC;  Floating Rate Notes
(LOC-Fifth Third Bank)
     2.18%                                                               (l)        12/01/53       4,660       4,660,000
----------------------------------------------------------------------------------------------------------------------------
Michigan (State of), Grand Traverse Band Economic Development
Corp.; Taxable Series 2003 RB (LOC-Bank of America N.A.)
     2.15%                                                               (l)        09/01/18       7,600       7,600,000
----------------------------------------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp. (Telepak Inc.
Project); Taxable Series 2002 IDR (LOC-Wachovia Bank N.A.)
     (Acquired 05/04/04; Cost $40,000,000)
     2.18%                                                               (b)(l)     05/01/17      40,000      40,000,000
----------------------------------------------------------------------------------------------------------------------------
New York (State of), Anti-Defamation League Foundation; Taxable
Series 2004 A RB (LOC-Bank of New York)
     2.16%                                                               (l)        01/01/34       6,000       6,000,000
----------------------------------------------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency; Taxable Service
Contract Refunding Series 2003 F RB (LOC-State
Street Bank & Trust Co.)
     2.08%                                                               (l)        09/15/07       7,000       7,000,000
----------------------------------------------------------------------------------------------------------------------------
Port Blakely (Communities of), Washington; Taxable Series
2001 C RB (LOC-Bank of America N.A.)
     2.10%                                                               (l)        02/15/21       7,500       7,500,000
----------------------------------------------------------------------------------------------------------------------------
Porterfield Family Partners, L.P.; Series 2004 Floating
Rate Notes (LOC-Wachovia Bank N.A.)
     2.20%                                                               (l)        07/01/14       3,200       3,200,000
----------------------------------------------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Floating Rate Bonds
(LOC-ABN AMRO Bank N.V.)
     (Acquired 12/31/03; Cost $3,409,000)
     2.25%                                                               (b)(l)     01/01/15       3,409       3,409,000
----------------------------------------------------------------------------------------------------------------------------
Rockwood Quarry LLC; Floating Rate Notes (LOC-Fifth Third Bank)
     2.13%                                                               (l)        12/01/22       4,999       4,999,000
----------------------------------------------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte; Series 2002
Floating Rate Bonds (LOC-Wachovia Bank N.A.)
     2.18%                                                               (l)        05/01/14      12,982      12,982,000
----------------------------------------------------------------------------------------------------------------------------
S&L Capital LLC; Floating Rate Notes (LOC-Comerica Bank)
     2.23%                                                               (l)        11/04/42         774         774,000
----------------------------------------------------------------------------------------------------------------------------
San Jose (City of), California Redevelopment Agency
(Merged Area); RB (LOC-Bank of New York)
     Taxable Series 2002 G
     2.15%                                                               (l)        08/01/29         976         975,657
----------------------------------------------------------------------------------------------------------------------------
     Taxable Series 2002 H
     2.15%                                                               (l)        08/01/29      10,827      10,827,119
----------------------------------------------------------------------------------------------------------------------------


LAP-QTR-1                             F-8

                                                                                                 PAR
                                                                                    MATURITY     (000)            VALUE
============================================================================================================================
LETTER OF CREDIT--(CONTINUED)

Savannah College of Art and Design; Series 2004 RB
(LOC-Bank of America N.A.)
     2.18%                                                               (l)        04/01/24    $ 4,000        $4,000,000
----------------------------------------------------------------------------------------------------------------------------
Sebastian Commons L.P.; Series 2003 Floating Rate Notes
(LOC-Bank of America N.A.)
     2.15%                                                               (l)        09/01/28      3,974         3,974,000
----------------------------------------------------------------------------------------------------------------------------
Shepherd Capital LLC; Floating Rate Notes (LOC-Federal Home
Loan Bank of Indianapolis)
     Series 2002 B
     2.18%                                                               (l)        11/01/52      9,730         9,730,000
----------------------------------------------------------------------------------------------------------------------------
     Series 2003 D
     2.13%                                                               (l)        10/01/53      4,281         4,280,847
----------------------------------------------------------------------------------------------------------------------------
     Series 2004 A
     2.13%                                                               (l)        07/01/54     10,000        10,000,000
----------------------------------------------------------------------------------------------------------------------------
Tennessee (State of), Meharry Medical College; Unlimited
Taxable Series 2001 GO (LOC-Bank of America N.A.)
     2.15%                                                               (l)        08/01/16     10,915        10,915,000
----------------------------------------------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Series 2000 Floating Rate Notes
(LOC-JPMorgan Chase Bank)
     2.08%                                                               (l)        06/01/30     28,670        28,670,000
----------------------------------------------------------------------------------------------------------------------------
University of Virginia Real Estate Foundation; Taxable
Series 2001 RB (LOC-Wachovia Bank N.A.)
     (Acquired 07/31/03; Cost $47,130,000)
     2.20%                                                               (b)(l)     07/01/26     47,130        47,130,000
----------------------------------------------------------------------------------------------------------------------------
Utah (State of) Telecommunication Open Infrastructure
Agency; Taxable Series 2004 RB (LOC-Bank of America N.A.)
     2.15%                                                               (l)        07/15/26      7,000         7,000,000
----------------------------------------------------------------------------------------------------------------------------
Wake Forest University; Taxable Series 1997 RB
(LOC-Wachovia Bank N.A.)
     2.18%                                                               (l)        07/01/17      6,900         6,900,000
----------------------------------------------------------------------------------------------------------------------------
West Michigan Heart Capital LLC; Floating Rate Series 2004-A
Notes (LOC-Fifth Third Bank)
     2.18%                                                               (l)        05/01/44     10,000        10,000,000
----------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Heart Hospital; Taxable Series 2003 RB
(LOC-JPMorgan Chase Bank)
     2.15%                                                               (l)        11/01/23     14,800        14,800,000
============================================================================================================================
                                                                                                              531,870,011
============================================================================================================================
Total Variable Rate Demand Notes (Cost $847,390,011)                                                          847,390,011
============================================================================================================================

U.S. GOVERNMENT AGENCY SECURITIES--2.89%

FEDERAL HOME LOAN BANK (FHLB)--2.01%
Unsec. Bonds,
     1.20%                                                                          02/28/05     75,000        74,982,885
----------------------------------------------------------------------------------------------------------------------------
     1.31%                                                                          04/11/05    195,000       195,000,000
----------------------------------------------------------------------------------------------------------------------------
Unsec. Floating Rate Bonds,
     1.96%                                                               (f)        01/05/05    150,000       149,999,279
============================================================================================================================
                                                                                                              419,982,164
============================================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--0.88%

Disc. Notes,
     2.00%                                                               (n)        01/03/05     69,593        69,465,413
----------------------------------------------------------------------------------------------------------------------------
Unsec. Notes,
     1.66%                                                                          05/20/05    115,000       115,000,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              184,465,413
============================================================================================================================
Total U.S. Government Agency Securities (Cost $604,447,577)                                                   604,447,577
============================================================================================================================


LAP-QTR-1                             F-9

                                                                                                 PAR
                                                                                    MATURITY     (000)            VALUE
============================================================================================================================
PROMISSORY NOTES--2.25%

Goldman Sachs Group, Inc. (The)
     (Acquired 06/21/04; Cost $155,000,000)
     2.17%                                                               (b)(d)(e)  12/20/04    $ 155,000       $155,000,000
----------------------------------------------------------------------------------------------------------------------------
     (Acquired 06/28/04; Cost $120,000,000)
     2.18%                                                               (b)(d)(e)  12/27/04      120,000        120,000,000
----------------------------------------------------------------------------------------------------------------------------
     (Acquired 07/13/04; Cost $196,000,000)
     2.18%                                                               (b)(d)(e)  01/10/05      196,000        196,000,000
============================================================================================================================
Total Promissory Notes (Cost $471,000,000)                                                                       471,000,000
============================================================================================================================

FUNDING AGREEMENTS--2.15%

New York Life Insurance Co.
     (Acquired 04/07/04; Cost $250,000,000)
     2.07%                                                               (b)(e)(g)  04/06/05      250,000        250,000,000
----------------------------------------------------------------------------------------------------------------------------
Travelers Insurance Co. (The)
     (Acquired 08/27/04; Cost $100,000,000)
     2.49%                                                               (b)(e)(f)  08/26/05      100,000        100,000,000
----------------------------------------------------------------------------------------------------------------------------
     (Acquired 11/19/04; Cost $100,000,000)
     2.47%                                                               (b)(e)(f)  11/21/05      100,000        100,000,000
============================================================================================================================
Total Funding Agreements (Cost $450,000,000)                                                                     450,000,000
============================================================================================================================

PUTABLE RESET NOTES--0.85%

Merck & Co., Inc.; PURS Notes
     (Acquired 02/23/04; Cost $103,170,600)
     4.48%                                                               (b)        02/22/05      100,000        100,720,986
----------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS Notes
     5.01%                                                                          06/01/05       75,000         76,088,634
============================================================================================================================
Total Putable Reset Notes (Cost $176,809,620)                                                                    176,809,620
============================================================================================================================

Total Investments (excluding Repurchase Agreements)
  (Cost $14,459,527,065)                                                                                      14,459,527,065
============================================================================================================================

REPURCHASE AGREEMENTS--30.84%

ABN AMRO Bank N.V.-New York Branch (Netherlands)
     2.06%                                                               (o)        12/01/04      147,770        147,770,410
----------------------------------------------------------------------------------------------------------------------------
Bank of America Securities LLC
     2.08%                                                               (p)        12/01/04      300,000        300,000,000
----------------------------------------------------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch (Canada)
     2.06%                                                               (q)        12/01/04      293,000        293,000,000
----------------------------------------------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United Kingdom)
     1.96%                                                               (r)        12/01/04      294,026        294,026,083
----------------------------------------------------------------------------------------------------------------------------
     2.06%                                                               (s)        12/01/04      603,526        603,525,974
----------------------------------------------------------------------------------------------------------------------------
     2.08%                                                               (t)        12/01/04      761,809        761,808,972
----------------------------------------------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch (France)
     2.12%                                                               (u)        12/01/04      820,000        820,000,000
----------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
     2.07%                                                               (v)        12/01/04      204,586        204,586,027
----------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York Branch (Switzerland)
     1.32%                                                               (w)        04/15/05      400,000        400,000,000
----------------------------------------------------------------------------------------------------------------------------


LAP-QTR-1                             F-10

                                                                                                 PAR
                                                                                    MATURITY     (000)            VALUE
============================================================================================================================
REPURCHASE AGREEMENTS--(CONTINUED)

Deutsche Bank Securities Inc.-New York Branch (Germany)
     2.06%                                                               (x)        12/01/04    $ 306,016    $   306,016,144
----------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York Branch (United Kingdom)
     2.08%                                                               (y)        12/01/04      668,000        668,000,000
----------------------------------------------------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
     2.08%                                                               (z)        12/01/04      135,000        135,000,000
----------------------------------------------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
     2.08%                                                               (aa)       12/01/04      175,000        175,000,000
----------------------------------------------------------------------------------------------------------------------------
Wachovia Securities, Inc.
     2.08%                                                               (ab)       12/01/04      768,000        768,000,000
----------------------------------------------------------------------------------------------------------------------------
     2.13%                                                               (ac)       12/01/04      435,000        435,000,000
----------------------------------------------------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
     2.08%                                                               (ad)       12/01/04      136,130        136,130,483
============================================================================================================================
Total Repurchase Agreements (Cost $6,447,864,093)                                                              6,447,864,093
============================================================================================================================

TOTAL INVESTMENTS--100.00% (Cost $20,907,391,158)                        (ae)                                $20,907,391,158
============================================================================================================================


Investment Abbreviations:

ABS                      Asset Backed Security
Disc.                    Discounted
GO                       General Obligations
IDR                      Industrial Development Revenue Bonds
LOC                      Letter of Credit
MTN                      Medium Term Notes
PURS                     Putable Reset Securities
RB                       Revenue Bonds
Unsec.                   Unsecured
Unsub.                   Unsubordinated


         Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at November 30, 2004 was $6,661,378,585, which represented 31.86% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.

(d) Interest rate is redetermined daily. Rate shown is the rate in effect on November 30, 2004.

(e) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at November 30, 2004 was $2,081,000,000, which represented 9.95% of the Fund's Total Investments.


LAP-QTR-1                             F-11

(f) Interest rate is redetermined quarterly. Rate shown is the rate in effect on November 30, 2004.

(g) Interest rate is redetermined monthly. Rate shown is the rate in effect on November 30, 2004.

(h) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

(i) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on November 30, 2004.

(j) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.

(k) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.

(l) Interest rate is redetermined weekly. Rate shown is the rate in effect on November 30, 2004.

(m) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(n) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(o) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $250,014,306. Collateralized by $251,153,000 U.S. Government obligations, 0% to 5.75% due 12/15/04 to 01/15/12 with an aggregate market value at 11/30/04 of $255,000,638. The amount to be received upon repurchase by the Fund is $147,778,866.

(p) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $500,028,889. Collateralized by a $517,569,049 U.S. Government obligation, 5.50% due 09/01/34 with a market value at 11/30/04 of $510,000,000. The amount to be received upon repurchase by the Fund is $300,017,333.

(q) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $300,017,167. Collateralized by $302,849,000 U.S. Government obligations, 0% to 6.50% due 01/07/05 to 08/15/19 with an aggregate market value at 11/30/04 of $306,000,142. The amount to be received upon repurchase by the Fund is $293,016,766.

(r) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $500,027,222. Collateralized by $437,988,051 U.S. Treasury obligations and cash pledges, 1.50% to 8.88% due 02/28/05 to 08/15/17 with an aggregate market value at 11/30/04 of $509,117,179. The amount to be received upon repurchase by the Fund is $294,042,091.

(s) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $610,913,345. Collateralized by $627,184,000 U.S. Government obligations, 0% to 8.12% due 12/03/04 to 03/15/31 with an aggregate market value at 11/30/04 of $623,096,463. The amount to be received upon repurchase by the Fund is $603,560,509.

(t) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $1,500,086,667. Collateralized by $1,676,848,514 U.S. Government obligations, 4.50% to 7.00% due 07/01/14 to 11/01/34 with an aggregate market value at 11/30/04 of $1,530,000,000. The amount to be received upon repurchase by the Fund is $761,852,988.

(u) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $850,050,115. Collateralized by $965,197,849 U.S. Government obligations and corporate obligations, 0% to 16.75% due 05/01/05 to 10/20/34 with an aggregate market value at 11/30/04 of $886,655,845. The amount to be received upon repurchase by the Fund is $820,048,346.

(v) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $500,028,750. Collateralized by $506,184,000 U.S. Government obligations, 0% to 6.75% due 12/27/04 to 05/02/18 with an aggregate market value at 11/30/04 of $510,000,321. The amount to be received upon repurchase by the Fund is $204,597,791.

(w) Term repurchase agreement entered into 06/23/04; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $553,226,000 U.S. Government obligations, 0% due 05/03/05 to 01/15/30 with an aggregate market value at 11/30/04 of $408,000,410.

(x) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $350,020,028. Collateralized by $350,388,000 U.S. Government obligations, 0% to 7.23% due 12/27/04 to 08/20/19 with an aggregate market value at 11/30/04 of $357,000,546. The amount to be received upon repurchase by the Fund is $306,033,655.


LAP-QTR-1                             F-12

(y) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $900,052,000. Collateralized by $910,584,565 U.S. Government obligations, 0% to 5.93% due 02/15/19 to 07/01/44 with an aggregate market value at 11/30/04 of $918,001,531. The amount to be received upon repurchase by the Fund is $668,038,596.

(z) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $250,014,444. Collateralized by $332,659,389 U.S. Government obligations, 0% to 7.50% due 12/09/04 to 04/01/34 with an aggregate market value at 11/30/04 of $255,000,178. The amount to be received upon repurchase by the Fund is $135,007,800.

(aa) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $250,014,444. Collateralized by $252,326,652 U.S. Government obligations, 0% to 4.88% due 10/01/32 to 11/01/34 with an aggregate market value at 11/30/04 of $255,002,416. The amount to be received upon repurchase by the Fund is $175,010,111.

(ab) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $1,000,057,778. Collateralized by $1,039,603,518 U.S. Government obligations, 3.33% to 6.00% due 04/01/09 to 07/01/36 with an aggregate market value at 11/30/04 of $1,020,000,000. The amount to be received upon repurchase by the Fund is $768,044,373.

(ac) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $500,029,583. Collateralized by $537,678,000 corporate obligations, 0% to 7.20% due 03/15/08 to 11/19/44 with an aggregate market value at 11/30/04 of $525,000,001. The amount to be received upon repurchase by the Fund is $435,025,738.

(ad) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $200,011,556. Collateralized by $198,280,822 U.S. Government obligations, 2.72% to 8.20% due 07/01/08 to 10/01/42 with an aggregate market value at 11/30/04 of $204,000,000. The amount to be received upon repurchase by the Fund is $136,138,348.

(ae)     Also represents cost for federal income tax purposes.

         See accompanying notes which are an integral part of this schedule.


LAP-QTR-1                             F-13

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2004
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.


LAP-QTR-1                             F-14

                              STIC PRIME PORTFOLIO
          Quarterly Schedule of Portfolio Holdings o November 30, 2004


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com              PRM-QTR-1 11/04             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
November 30, 2004
(Unaudited)


                                                                                                 PAR
                                                                                    MATURITY     (000)            VALUE
============================================================================================================================
COMMERCIAL PAPER-76.27% (a)

ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES-3.02%

Fountain Square Commercial Funding Corp.
(Fifth Third Bank-ABS Program Sponsor)                                   (b)

  (Acquired 11/16/04; Cost $39,952,167)
  2.05%                                                                             12/07/04    $40,000       $ 39,986,333
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 11/17/04; Cost $29,962,600)
  2.04%                                                                             12/09/04     30,000         29,986,400
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 10/28/04; Cost $99,668,333)
  1.99%                                                                             12/27/04    100,000         99,856,278
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 11/24/04; Cost $24,949,944)
  2.12%                                                                             12/28/04     25,000         24,960,250
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 11/23/04; Cost $39,852,500)
  2.25%                                                                             01/21/05     40,000         39,872,500
============================================================================================================================
                                                                                                               234,661,761
============================================================================================================================

ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES-4.90%

Mortgage Interest Networking Trust (JPMorgan Chase
Bank-ABS Program Sponsor)
  2.03%                                                                             12/23/04     73,000         72,909,439
----------------------------------------------------------------------------------------------------------------------------
Old Line Funding, LLC (Royal Bank of Canada-ABS Program Sponsor)       (b)
  (Acquired 11/22/04; Cost $14,990,604)
  2.05%                                                                             12/03/04     15,000         14,998,292
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 10/19/04; Cost $65,004,774)
  1.89%                                                                             12/06/04     65,169         65,151,893
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 11/17/04; Cost $25,001,008)
  2.06%                                                                             12/17/04     25,044         25,021,071
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 11/05/04; Cost $28,337,199)
  2.05%                                                                             12/20/04     28,410         28,379,262
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 11/05/04; Cost $60,004,409)
  2.05%                                                                             12/21/04     60,162         60,093,482
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 11/30/04; Cost $25,001,798)
  2.24%                                                                             01/14/05     25,072         25,003,358
----------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding, LLC (Royal Bank of Canada-ABS Program Sponsor)    (b)
  (Acquired 11/22/04; Cost $20,046,821)
  2.03%                                                                             12/01/04     20,057         20,057,000
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 11/22/04; Cost $52,012,916)
  2.03%                                                                             12/07/04     52,055         52,037,326
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 10/26/04; Cost $17,641,287)
  1.95%                                                                             12/20/04     17,694         17,675,790
============================================================================================================================
                                                                                                               381,326,913
============================================================================================================================

ASSET-BACKED SECURITIES - FULLY BACKED-9.89%

Concord Minutemen Capital Co., LLC- Series A
(The Liberty Hampshire Co., LLC-ABS Program Sp(b)or)
  (Acquired 11/15/04; Cost $69,845,377)
  2.05%                                                                             12/06/04     69,929         69,909,090
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 11/12/04-11/15/04; Cost $39,945,600)
  2.04%                                                                             12/09/04     40,000         39,981,867
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 11/15/04; Cost $42,526,086)
  2.05%                                                                             12/13/04     42,594         42,564,894
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 11/30/04; Cost $194,573,438)
  2.25%                                                                             01/05/05    195,000        194,573,438
----------------------------------------------------------------------------------------------------------------------------


PRM-QTR-1                             F-1

                                                                                                 PAR
                                                                                    MATURITY     (000)            VALUE
============================================================================================================================
ASSET-BACKED SECURITIES - FULLY BACKED-(CONTINUED)

Concord Minutemen Capital Co., LLC- Series A
The Liberty Hampshire Co., LLC-ABS Program Sp(b)or)
  (Acquired 11/23/04; Cost $41,841,407)
  2.25%                                                                             01/19/05    $41,991      $ 41,862,403
----------------------------------------------------------------------------------------------------------------------------
Crown Point Capital Co., LLC- Series A
(The Liberty Hampshire Co., LLC-ABS Program Sponsor)(b)
  (Acquired 11/15/04; Cost $22,147,426)
  2.05%                                                                             12/10/04     22,179        22,167,633
----------------------------------------------------------------------------------------------------------------------------
Govco, Inc. (Citibank N.A.-ABS Program Sponsor)                          (b)
  (Acquired 11/03/04; Cost $49,886,000)
  2.01%                                                                             12/21/04     50,000        49,944,167
----------------------------------------------------------------------------------------------------------------------------
Kitty Hawk Funding Corp. (Bank of America
N.A.-ABS Program Sponsor)                                                (b)
  (Acquired 11/16/04; Cost $120,043,575)
  2.05%                                                                             12/16/04    120,249       120,146,287
----------------------------------------------------------------------------------------------------------------------------
Ticonderoga Funding LLC (Bank of America
N.A.-ABS Program Sponsor)                                                (b)
  (Acquired 11/29/04; Cost $115,009,972)
  2.28%                                                                             01/26/05    115,434       115,024,594
----------------------------------------------------------------------------------------------------------------------------
Triple-A One Funding Corp. (MBIA Insurance Corp.-ABS Program Sponsor)    (b) (c)
  (Acquired 11/24/04; Cost $23,236,781)
  2.13%                                                                             12/29/04     23,285        23,246,425
----------------------------------------------------------------------------------------------------------------------------
Variable Funding Capital Corp. (Wachovia Bank
N.A.-ABS Program Sponsor)                                                (b)
  (Acquired 11/29/04; Cost $49,825,000)
  2.25%                                                                             01/24/05     50,000        49,831,250
============================================================================================================================
                                                                                                              769,252,048
============================================================================================================================

ASSET-BACKED SECURITIES - MULTI-PURPOSE-14.15%

Amsterdam Funding Corp. (ABN AMRO Bank N.V.-ABS Program Sponsor)         (b)

  (Acquired 10/26/04; Cost $39,957,358)
  1.94%                                                                             12/07/04     40,048        40,035,051
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 11/17/04; Cost $94,806,444)
  2.08%                                                                             12/23/04     95,000        94,879,245
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 10/28/04; Cost $149,502,500)
  1.99%                                                                             12/27/04    150,000       149,784,417
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 11/04/04; Cost $118,115,386)
  2.03%                                                                             12/30/04    118,465       118,269,464
----------------------------------------------------------------------------------------------------------------------------
Barton Capital LLC (Societe Generale, Chicago
Branch-ABS Program Sponsor)                                              (b)

  (Acquired 11/03/04; Cost $17,581,688)
  2.01%                                                                             12/16/04     17,624        17,609,240
----------------------------------------------------------------------------------------------------------------------------
Charta LLC (Citibank N.A.-ABS Program Sponsor)                           (b)

  (Acquired 11/03/04; Cost $25,434,969)
  2.03%                                                                             12/21/04     25,504        25,475,237
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 11/04/04; Cost $49,865,333)
  2.02%                                                                             12/22/04     50,000        49,941,083
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 11/03/04; Cost $99,720,875)
  2.03%                                                                             12/23/04    100,000        99,875,944
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 11/30/04; Cost $49,817,944)
  2.26%                                                                             01/27/05     50,000        49,821,083
----------------------------------------------------------------------------------------------------------------------------
CRC Funding LLC (Citibank N.A.-ABS Program Sponsor)                      (b)
  (Acquired 10/28/04; Cost $33,401,854)
  1.99%                                                                             12/20/04     33,500        33,464,816
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 11/18/04; Cost $49,901,778)
  2.08%                                                                             12/22/04     50,000        49,939,333
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 11/22/04; Cost $74,841,000)
  2.12%                                                                             12/28/04     75,000        74,880,750
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 11/30/04; Cost $49,846,875)
  2.25%                                                                             01/18/05     50,000        49,850,000
----------------------------------------------------------------------------------------------------------------------------


PRM-QTR-1                             F-2

                                                                                                 PAR
                                                                                    MATURITY     (000)            VALUE
============================================================================================================================
ASSET-BACKED SECURITIES - MULTI-PURPOSE-(CONTINUED)

Preferred Receivables Funding Corp.
(JPMorgan Chase Bank-ABS Program Sponsor)                                (b)

  (Acquired 11/12/04; Cost $24,956,083)
  2.04%                                                                           12/13/04    $ 25,000     $    24,983,000
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 11/30/04; Cost $125,564,626)
  2.15%                                                                           12/30/04     125,790         125,572,139
----------------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank PLC-ABS Program Sponsor)      (b)
  (Acquired 11/30/04; Cost $96,727,188)
  2.25%                                                                           01/14/05      97,000          96,733,250
============================================================================================================================
                                                                                                             1,101,114,052
============================================================================================================================

ASSET-BACKED SECURITIES - STRUCTURED INVESTMENT
VEHICLES/SECURITY ARBITRAGE-4.34%

Klio Funding Corp. (Bear Stearns Asset Management
Inc.-ABS Program Sponsor)                                                (b)

  (Acquired 11/22/04; Cost $43,457,068)
  2.09%                                                                           12/09/04      43,500          43,479,797
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 11/23/04; Cost $99,900,833)
  2.10%                                                                           12/10/04     100,000          99,947,500
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 11/17/04; Cost $81,845,737)
  2.07%                                                                           12/14/04      81,973          81,911,725
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 11/19/04; Cost $62,510,920)
  2.11%                                                                           12/16/04      62,610          62,554,955
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 11/30/04; Cost $49,845,514)
  2.27%                                                                           01/18/05      50,000          49,848,667
============================================================================================================================
                                                                                                               337,742,644
============================================================================================================================

ASSET-BACKED SECURITIES - TRADE RECEIVABLES-16.03%

Blue Ridge Asset Funding Corp. (Wachovia Bank
N.A.-ABS Program Sponsor)                                                 (b)

  (Acquired 10/19/04; Cost $67,827,733)
  1.90%                                                                           12/06/04     68,000          67,982,056
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 11/16/04; Cost $99,875,333)
  2.04%                                                                           12/08/04    100,000          99,960,333
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 11/16/04; Cost $99,869,667)
  2.04%                                                                           12/09/04    100,000          99,954,667
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 11/29/04; Cost $99,650,000)
  2.25%                                                                           01/24/05    100,000          99,662,500
----------------------------------------------------------------------------------------------------------------------------
CAFCO, LLC (Citibank N.A.-ABS Program Sponsor)                           (b)
  (Acquired 11/30/04; Cost $49,846,875)
  2.25%                                                                           01/18/05     50,000          49,850,000
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 11/30/04; Cost $49,824,222)
  2.26%                                                                           01/25/05     50,000          49,827,361
----------------------------------------------------------------------------------------------------------------------------
Ciesco, LLC (Citibank N.A.-ABS Program Sponsor)
  2.26%                                                                           01/25/05    103,000         102,644,364
----------------------------------------------------------------------------------------------------------------------------
Eureka Securitization, Inc. (Citibank
N.A.-ABS Program Sponsor)                                                (b)

  (Acquired 10/19/04; Cost $37,899,722)
  1.90%                                                                           12/08/04     38,000          37,985,961
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 10/19/04; Cost $49,852,222)
  1.90%                                                                           12/14/04     50,000          49,965,694
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 10/29/04; Cost $99,705,556)
  2.00%                                                                           12/21/04    100,000          99,888,889
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 11/29/04; Cost $40,357,620)
  2.26%                                                                           01/24/05     40,500          40,362,705
----------------------------------------------------------------------------------------------------------------------------
  (Acquired 11/29/04; Cost $49,821,083)
  2.26%                                                                           01/25/05     50,000          49,827,361
----------------------------------------------------------------------------------------------------------------------------


PRM-QTR-1                             F-3

                                                                                                 PAR
                                                                                    MATURITY     (000)            VALUE
============================================================================================================================

ASSET-BACKED SECURITIES - TRADE RECEIVABLES-(CONTINUED)

FCAR Owner Trust-Series I (Ford Motor Credit
Co.-ABS Program Sponsor)
  1.96%                                                                             12/15/04    250,000      $  249,809,444
----------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust-Series A-1+ (General Motors
Acceptance Corp.-ABS Program Sponsor)
  2.26%                                                                             01/26/05    150,000         149,472,667
============================================================================================================================
                                                                                                              1,247,194,002
============================================================================================================================
CONSUMER FINANCE-10.33%

Household Finance Corp.
  2.01%                                                                             12/01/04    150,000         150,000,000
----------------------------------------------------------------------------------------------------------------------------
  2.01%                                                                             12/02/04    200,000         199,988,833
----------------------------------------------------------------------------------------------------------------------------
  2.05%                                                                             12/10/04     80,000          79,959,000
----------------------------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
----------------------------------------------------------------------------------------------------------------------------
  2.05%                                                                             12/17/04    175,000         174,840,556
----------------------------------------------------------------------------------------------------------------------------
  2.25%                                                                             01/28/05    200,000         199,275,000
============================================================================================================================
                                                                                                                804,063,389
============================================================================================================================

DIVERSIFIED CAPITAL MARKETS-3.21%

Citicorp.
  1.99%                                                                             12/20/04    150,000         149,842,458
----------------------------------------------------------------------------------------------------------------------------
Citigroup Global Market Holdings Inc.
  1.96%                                                                             12/22/04    100,000          99,885,667
============================================================================================================================
                                                                                                                249,728,125
============================================================================================================================

INDUSTRIAL CONGLOMERATES-2.92%

General Electric Co.
  2.13%                                                                             12/29/04    200,000         199,668,667
----------------------------------------------------------------------------------------------------------------------------
  2.15%                                                                             12/30/04     28,000          27,951,506
============================================================================================================================
                                                                                                                227,620,173
============================================================================================================================

INVESTMENT BANKING & BROKERAGE-5.14%

Bear Stearns Cos. Inc. (The)
  1.91%                                                                             12/13/04    100,000          99,936,333
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
  2.03%                                                                             12/03/04    200,000         199,977,444
----------------------------------------------------------------------------------------------------------------------------
  2.04%                                                                             12/08/04    100,000          99,960,333
============================================================================================================================
                                                                                                                399,874,110
============================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.34%

General Electric Capital Corp.
  1.90%                                                                             12/14/04    182,000         181,875,128
============================================================================================================================
Total Commercial Paper  (Cost $5,934,452,345)                                                                 5,934,452,345
============================================================================================================================

CERTIFICATES OF DEPOSIT-5.14%

Wells Fargo Bank, N.A.
  2.05%                                                                             12/27/04    200,000         200,000,000
----------------------------------------------------------------------------------------------------------------------------
  2.11%                                                                             12/31/04    200,000         200,000,000
============================================================================================================================
Total Certificates of Deposit (Cost $400,000,000)                                                               400,000,000
============================================================================================================================

MASTER NOTE AGREEMENTS-3.79%

Merrill Lynch Mortgage Capital, Inc.                                     (b) (d) (e)
  (Acquired 08/23/04; Cost $295,000,000)
  2.20%                                                                             02/23/05    295,000         295,000,000
============================================================================================================================


PRM-QTR-1                             F-4

                                                                                                 PAR
                                                                                    MATURITY     (000)            VALUE
============================================================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-0.52%

FEDERAL HOME LOAN BANK-0.52%
Unsec. Disc. Notes, (Cost $40,705,000)                                   (a)
  1.93%                                                                             12/01/04    $40,705       $   40,705,000
============================================================================================================================
Total Investments (excluding Repurchase Agreements)
(Cost $6,670,157,345)                                                                                          6,670,157,345
============================================================================================================================
REPURCHASE AGREEMENTS-14.28%

Barclays Capital Inc.-New York Branch (United Kingdom)
  2.08%                                                                    (f)      12/01/04    514,019          514,018,775
----------------------------------------------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch (France)
  2.06%                                                                    (g)      12/01/04    149,000          149,000,000
----------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York Branch (Switzerland)
  2.06%                                                                    (h)      12/01/04     49,000           49,000,000
----------------------------------------------------------------------------------------------------------------------------
JPMorgan Securities Inc.
  2.06%                                                                    (i)      12/01/04     50,000           50,000,000
----------------------------------------------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  2.06%                                                                    (j)      12/01/04    250,000          250,000,000
----------------------------------------------------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  2.06%                                                                    (k)      12/01/04     99,000           99,000,000
============================================================================================================================
Total Repurchase Agreements (Cost $1,111,018,775)                                                              1,111,018,775
============================================================================================================================
TOTAL INVESTMENTS-100.00% (Cost $7,781,176,120) (l)                                                           $7,781,176,120
============================================================================================================================


         Investment Abbreviations:

         ABS               Asset Backed Security
         Disc.             Discounted
         Unsec.            Unsecured

         Notes to Schedule of Investments:


(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at November 30, 2004 was $3,791,455,506, which represented 48.73% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp. or MBIA Insurance Corp.

(d) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice. The interest rate on master notes is redetermined daily. Rate shown is the rate in effect on November 30, 2004.

(f) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $1,500,086,667. Collateralized by $1,676,848,514 U.S. Government obligations, 4.50% to 7.00% due 07/01/14 to 11/01/34 with an aggregate market value at 11/30/04 of $1,530,000,000. The amount to be received upon repurchase by the Fund is $514,048,474.

(g) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $250,014,306. Collateralized by $254,094,000 U.S. Government obligations, 3.00% to 4.00% due 08/15/07 to 07/25/18 with an aggregate market value at 11/30/04 of $255,000,956. The amount to be received upon repurchase by the Fund is $149,008,526.

(h) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $150,008,583. Collateralized by $154,628,000 U.S. Government obligations, 0% due 05/02/05 to 05/03/05 with an aggregate market value at 11/30/04 of $153,000,815. The amount to be received upon repurchase by the Fund is $49,002,804.

(i) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $150,008,583. Collateralized by $149,209,000 U.S. Government obligations, 2.50% to 8.88% due 03/06/06 to 04/26/24 with an aggregate market value at 11/30/04 of $153,001,695. The amount to be received upon repurchase by the Fund is $50,002,861.

(j) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $350,020,028. Collateralized by $578,382,000 U.S. Government obligations, 0% due 10/15/11 to 10/15/20 with an aggregate market value at 11/30/04 of $357,001,318. The amount to be received upon repurchase by the Fund is $250,014,306.


PRM-QTR-1                             F-5

(k) Joint repurchase agreement entered into 11/30/04 with an aggregate maturing value of $200,011,444. Collateralized by $747,890,000 U.S. Government obligations, 0% to 6.75% due 07/21/05 to 11/05/32 with an aggregate market value at 11/30/04 of $204,000,498. The amount to be received upon repurchase by the Fund is $99,005,665.

(l)      Also represents cost for federal income tax purposes.

         See accompanying notes which are an integral part of this schedule.




PRM-QTR-1                             F-6

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2004
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

                  Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

                  The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.


PRM-QTR-1                             F-7

                               TREASURY PORTFOLIO
          Quarterly Schedule of Portfolio Holdings o November 30, 2004

[YOUR GOALS. OUR SOLUTIONS]                  [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com              TRE-QTR-1 11/04             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
November 30, 2004
(Unaudited)


                                                                                                 PAR
                                                                                    MATURITY     (000)            VALUE
============================================================================================================================
U.S. TREASURY SECURITIES--24.86%

U.S. TREASURY BILLS--22.94% (A)

1.67%                                                                                02/10/05   100,000        $ 99,671,625
----------------------------------------------------------------------------------------------------------------------------
1.73%                                                                                02/17/05   100,000          99,624,517
----------------------------------------------------------------------------------------------------------------------------
1.83%                                                                                03/10/05    50,000          49,748,031
----------------------------------------------------------------------------------------------------------------------------
1.89%                                                                                03/24/05   475,000         472,158,128
----------------------------------------------------------------------------------------------------------------------------
1.94%                                                                                03/31/05    50,000          49,677,083
----------------------------------------------------------------------------------------------------------------------------
1.95%                                                                                04/14/05   150,000         148,910,692
----------------------------------------------------------------------------------------------------------------------------
1.98%                                                                                04/21/05    75,000          74,417,640
----------------------------------------------------------------------------------------------------------------------------
2.09%                                                                                04/28/05   100,000          99,139,750
----------------------------------------------------------------------------------------------------------------------------
2.19%                                                                                05/05/05   100,000          99,054,931
============================================================================================================================
                                                                                                              1,192,402,397
============================================================================================================================

U.S. TREASURY NOTES--1.92%

1.75%                                                                                12/31/04   100,000         100,039,213
============================================================================================================================

Total U.S. Treasury Securities (Cost $1,292,441,610)                                                          1,292,441,610
============================================================================================================================
Total Investments (excluding Repurchase Agreements)
Cost $1,292,441,610)                                                                                          1,292,441,610
============================================================================================================================

REPURCHASE AGREEMENTS--75.14%

ABN AMRO Bank N.V.-New York Branch (Netherlands)
1.97%                                                                    (b)         12/01/04   250,000         250,000,000
----------------------------------------------------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch (Canada)
1.97%                                                                    (c)         12/01/04   250,000         250,000,000
----------------------------------------------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United Kingdom).
1.96%                                                                    (d)         12/01/04   205,974         205,973,917
----------------------------------------------------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
1.97%                                                                    (e)            ---     150,000         150,000,000
----------------------------------------------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch (France)
1.96%                                                                    (f)         12/01/04   500,000         500,000,000
----------------------------------------------------------------------------------------------------------------------------
CIBC World Markets Corp.-New York Branch (Canada)
1.97%                                                                    (g)         12/01/04   100,000         100,000,000
----------------------------------------------------------------------------------------------------------------------------



TRE-QTR-1                             F-1

                                                                                                 PAR
                                                                                    MATURITY     (000)            VALUE
============================================================================================================================
REPURCHASE AGREEMENTS--(CONTINUED)

Credit Suisse First Boston LLC-New York Branch (Switzerland)
1.96%                                                                    (h)        12/01/04    $ 250,000      $ 250,000,000
----------------------------------------------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch (Germany)
1.96%                                                                    (i)           ---        500,000        500,000,000
----------------------------------------------------------------------------------------------------------------------------
1.96%                                                                    (j)        12/01/04      250,000        250,000,000
----------------------------------------------------------------------------------------------------------------------------
JP Morgan Securities Inc.
1.97%                                                                    (k)        12/01/04      150,000        150,000,000
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Inc.
1.96%                                                                    (l)        12/01/04      300,000        300,000,000
----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Government Securities, Inc.
1.97%                                                                    (m)        12/01/04      200,000        200,000,000
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
1.97%                                                                    (n)        12/01/04      250,000        250,000,000
----------------------------------------------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
1.97%                                                                    (o)        12/01/04      250,000        250,000,000
----------------------------------------------------------------------------------------------------------------------------
1.22%                                                                    (p)        04/26/05      100,000        100,000,000
----------------------------------------------------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
1.96%                                                                    (q)        12/01/04      200,000        200,000,000
============================================================================================================================
Total Repurchase Agreements (Cost $3,905,973,917)                                                              3,905,973,917
============================================================================================================================

TOTAL INVESTMENTS--100.00% (Cost $5,198,415,527)                         (r)                                 $ 5,198,415,527
============================================================================================================================


         Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Repurchase agreement entered into 11/30/04 with a maturing value of $250,013,681. Collateralized by $256,964,000 U.S. Treasury obligations, 0% due 12/23/04 to 05/12/05 with an aggregate market value at 11/30/04 of $255,000,906.

(c) Repurchase agreement entered into 11/30/04 with a maturing value of $250,013,681. Collateralized by $208,375,000 U.S. Treasury obligations, 2.88% to 8.88% due 11/30/06 to 02/15/31 with an aggregate market value at 11/30/04 of $255,000,175.

(d) Joint repurchase agreement entered into 11/30/04 with a maturing value of $500,027,222. Collateralized by $437,988,051 U.S. Treasury obligations and cash pledges, 1.50% to 8.88% due 02/28/05 to 08/15/17 with an aggregate market value at 11/30/04 of $509,117,179. The amount to be received upon repurchase by the Fund is $ 205,985,131. .

(e) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $259,935,000 U.S. Treasury obligations, 0% due 05/15/05 to 02/15/31 with an aggregate market value at 11/30/04 of $153,030,825. .

(f) Repurchase agreement entered into 11/30/04 with a maturing value of $500,027,222. Collateralized by $441,267,000 U.S. Treasury obligations, 0% to 3.63% due 12/30/04 to 04/15/28 with an aggregate market value at 11/30/04 of $510,000,210.


TRE-QTR-1                             F-2

(g) Repurchase agreement entered into 11/30/04 with a maturing value of $100,005,472. Collateralized by $102,059,000 U.S. Treasury obligations, 0% due 12/09/04 to 12/23/04 with an aggregate market value at 11/30/04 of $102,002,494.

(h) Repurchase agreement entered into 11/30/04 with a maturing value of $250,013,611. Collateralized by $578,915,000 U.S. Treasury obligations, 0% due 05/15/17 to 11/15/24 with an aggregate market value at 11/30/04 of $255,000,590.

(i) Open repurchase agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $447,766,000 U.S. Treasury obligations, 0% to 13.25% due 12/23/04 to 08/15/23 with an aggregate market value at 11/30/04 of $510,000,064. .

(j) Repurchase agreement entered into 11/30/04 with a maturing value of $250,013,611. Collateralized by a $255,048,000 U.S. Treasury obligation, 3.13% due 05/15/17 with a market value at 11/30/04 of $255,000,788.

(k) Repurchase agreement entered into 11/30/04 with a maturing value of $150,008,208. Collateralized by $151,414,000 U.S. Treasury obligations, 2.00% to 3.13% due 06/30/06 to 01/15/14 with an aggregate market value at 11/30/04 of $153,002,155.

(l) Repurchase agreement entered into 11/30/04 with a maturing value of $300,016,333. Collateralized by $537,092,469 U.S. Treasury obligations, 0% due 02/15/05 to 02/15/27 with an aggregate market value at 11/30/04 of $306,001,448.

(m) Repurchase agreement entered into 11/30/04 with a maturing value of $200,010,944. Collateralized by $257,998,750 U.S. Treasury obligations, 0% due 02/15/12 to 11/15/14 with an aggregate market value at 11/30/04 of $204,003,333.

(n) Repurchase agreement entered into 11/30/04 with a maturing value of $250,013,681. Collateralized by a $170,413,000 U.S. Treasury obligation, 3.63% due 04/15/28 with a market value at 11/30/04 of $255,017,857.

(o) Repurchase agreement entered into 11/30/04 with a maturing value of $250,013,681. Collateralized by $741,296,000 U.S. Treasury obligations, 0% due 02/15/25 to 08/15/25 with an aggregate market value at 11/30/04 of $255,000,111.

(p) Term repurchase agreement entered into 03/25/04. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by a $103,095,000 U.S. Treasury obligation, 3.38% due 10/15/09 with a market value at 11/30/04 of $102,004,781. .

(q) Repurchase agreement entered into 11/30/04 with a maturing value of $200,010,889. Collateralized by $190,753,000 U.S. Treasury obligations, 0% to 8.13% due 02/28/05 to 08/15/19 with an aggregate market value at 11/30/04 of $204,000,547.

(r)      Also represents cost for federal income tax purposes.

         See accompanying notes which are an integral part of this schedule.


TRE-QTR-1                             F-3

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2004
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

                  Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

                  The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.


TRE-QTR-1                             F-4

Item 2. Controls and Procedures.

       (a) As of December 16, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officers ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of December 16, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q and Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

       (b) There have been no changes in the Registrants's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably like to materially affect, the Registrant's internal control over financial reporting. However, on September 20, 2004, the Registrant appointed a Chief Compliance Officer ("Registrant CCO") who reports to the Registrant's Board of Trustees. The Registrant CCO also serves as Chief Compliance Officer of A I M Advisors, Inc. ("AIM"), the investment advisor for the series portfolios of the Registrant. The Registrant CCO is a member of the Disclosure Controls Committee ("DCC") for the Registrant, which reports to the Registrant's PEO and PFO. The DCC is made up of employees of AIM some of whom are officers of the Registrant. Among other things, the DCC assists the PEO and PFO in their responsibilities related to internal control over financial reporting. The addition of the Registrant CCO is expected to enhance the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

            Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   Short-Term Investments Trust

By:      /s/ ROBERT H. GRAHAM
         ----------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    January 28, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         ----------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    January 28, 2005


By:      /s/ SIDNEY M. DILGREN
         ----------------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    January 28, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.